Loans and allowance for credit losses - Loans Outstanding by Class of Financing Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Past Due [Line Items]
Gross loans	$ 7,082,959	$ 4,409,642	$ 4,409,642	$ 3,667,511
Less: Allowance for credit losses	(170,389)	$ (31,139)	(31,139)	(28,932)	$ (24,041)
Net loans	6,912,570		4,378,503
Loans originated as part of PPP program	212,645
Paycheck Protection Program
Financing Receivable, Past Due [Line Items]
Loans originated as part of PPP program	212,645
Commercial and industrial
Financing Receivable, Past Due [Line Items]
Gross loans	1,346,122		1,034,036	867,083
Less: Allowance for credit losses	(14,748)		(4,805)	(5,348)	(4,461)
Construction
Financing Receivable, Past Due [Line Items]
Gross loans	1,222,220		551,101	556,051
Less: Allowance for credit losses	(58,477)		(10,194)	(9,729)	(7,135)
Residential real estate | 1-to-4 family mortgage
Financing Receivable, Past Due [Line Items]
Gross loans	1,089,270		710,454	555,815
Less: Allowance for credit losses	(19,220)		(3,112)	(3,428)	(3,197)
Residential real estate | Residential line of credit
Financing Receivable, Past Due [Line Items]
Gross loans	408,211		221,530	190,480
Less: Allowance for credit losses	(10,534)		(752)	(811)	(944)
Residential real estate | Multi-family mortgage
Financing Receivable, Past Due [Line Items]
Gross loans	175,676		69,429	75,457
Less: Allowance for credit losses	(7,174)		(544)	(566)	(434)
Residential real estate | Non-owner occupied
Financing Receivable, Past Due [Line Items]
Gross loans	1,598,979
Commercial real estate
Financing Receivable, Past Due [Line Items]
Gross loans	924,841
Commercial real estate | Owner occupied
Financing Receivable, Past Due [Line Items]
Gross loans	924,841		630,270	493,524
Less: Allowance for credit losses	(4,849)		(4,109)	(3,132)	(3,558)
Commercial real estate | Non-owner occupied
Financing Receivable, Past Due [Line Items]
Gross loans	1,598,979		920,744	700,248
Less: Allowance for credit losses	(44,147)		(4,621)	(4,149)	(2,817)
Consumer and other
Financing Receivable, Past Due [Line Items]
Gross loans	317,640		272,078	228,853
Less: Allowance for credit losses	$ (11,240)		$ (3,002)	$ (1,769)	$ (1,495)